Warrants (Details Narrative)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 30, 2020 CAD ($)
Warrants
Weighted average share price | $ / shares	$ 2.32
Warrant reserve | $		$ 7,497,332